Earnings Per Share (Narrative) (Details)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Earnings Per Share [Abstract]
Common Stock, Dividend Rate, Percentage		10.00%
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	12,500	129,000	112,000